Allianz Life Insurance Company of North America
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR
February 17, 2021

Re:  Allianz Life Insurance Company of North America and Allianz Life Variable Account B (SEC File No. 811-05618)
Post-Effective Amendment No. 4 to File No. 333-222815 (Allianz Index Advantage Income)

Dear Sir/Madam:
Enclosed for filing please find Post-Effective Amendment No. 4 to the above referenced Registration Statement on Form N-4.  The primary purpose of this filing is to include revisions that are substantially similar to the revisions that were filed with Post-Effective Amendment No. 1 to the Registration Statement on Form S-1, File No. 333-237628 (Index Advantage Income), on December 10, 2020, to reflect the addition of a Participation Rate and a 6-Year Term to the Index Performance Strategy Crediting Method. Comments were received from your office, related to the S-1 Registration Statement Amendment (File No. 333-237628), on January 19, 2021, and will be applied to the prospectus in this Registration Statement.
Allianz Life would like to make these same modifications in prospectus disclosure to the Allianz Index Advantage Annuity (Registration Statement No. 333-185866). Allianz Life hereby respectfully requests approval pursuant to Rule 485(b)(1)(vii) to file a Post-Effective Amendment to Form N-4 for the currently effective Index Advantage Registration Statement.  Any additional required prospectus disclosure, exhibits, final executive compensation disclosure, and updated financial information, to include financial statements as of December 31, 2020, will be provided by an additional post-effective amendment on forms S-1 and N-4.
For the convenience of the staff in reviewing the Registration Statement, a black-lined copy of the prospectus is being sent via email to the Office of Insurance Products of the Division of Investment Management.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached by email at stewart.gregg@allianzlife.com or at the following address: Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416.
Sincerely,
Allianz Life Insurance Company of North America

By:  /s/ Stewart D. Gregg
            Stewart D. Gregg